RELATED PARTIES - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			36 Months Ended
	Jan. 31, 2021	Aug. 31, 2016	Jan. 31, 2016	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Mar. 31, 2020
Related Party Transaction [Line Items]
Expenses incurred								$ 0
Borrowed amount of senior executive			$ 5,000					100			$ 100
Borrowed amount of employee		$ 13
Interest rates (as percent)		0.56%	1.81%
Interest income from employee loans											100
Reserve is recorded within employee loans								5,400			5,400
Repayment of borrowed amount	$ 100
Due from related expense								0
Investor for consultation services on employee benefits
Related Party Transaction [Line Items]
Expenses incurred				$ 23,000	$ 45	$ 45,000	$ 45	100	$ 100	$ 100
Due from related expense				23,000	45	45,000	45	100	100	100
Executive and a member of the board of directors
Related Party Transaction [Line Items]
Expenses incurred				0	8	0	21	100	100	100
Due from related expense				0	8	0	21	100	$ 100	100
Immediate family member of Wheels Up
Related Party Transaction [Line Items]
Expenses incurred				100	100	100	100	200
Due from related expense				100	100	100	100	200
Member of the board of directors
Related Party Transaction [Line Items]
Expenses incurred										300
Due from related expense										$ 300
Company of a common interest investor
Related Party Transaction [Line Items]
Expenses incurred				200		300
Due from related expense				200		300
Certain persons affiliated with Delta
Related Party Transaction [Line Items]
Expenses incurred				500		1,200
Due from related expense				500		1,200
Commercial cooperation agreement with Delta
Related Party Transaction [Line Items]
Expenses in cost of revenue								4,200
Expenses incurred				1,000	1,000	1,800	2,200
Accrued expenses				4,200		4,200		$ 3,000			$ 3,000	$ 3,000
Due from related expense				$ 1,000	1,000	$ 1,800	2,200
Commercial cooperation agreement with Delta | Certain persons affiliated with Delta
Related Party Transaction [Line Items]
Expenses incurred					300		900
Due from related expense					$ 300		$ 900